                                                                        Bartlett





                                                                   Annual Report
                                                               December 31, 2000

                                                                        BARTLETT
                                                                BASIC VALUE FUND

                                                                        BARTLETT
                                                        VALUE INTERNATIONAL FUND


                                  mutual funds

                         ==============================
                             BARTLETT & CO. PROFILE
                         ==============================


Bartlett & Co., headquartered in Cincinnati, Ohio, is an asset management firm which manages $2.6 billion for individuals, family groups and institutions. Established in 1898, Bartlett & Co. has built a reputation among individual and institutional investors of strong performance and superior client service for the last century.


Bartlett & Co. offers its clients a diversity of services through four business divisions:


     . Mutual Funds


     . Institutional Client Services


     . Private Client Services


     . Real Estate Programs


Our tradition of excellence, the breadth of our services, and the depth of our experience give Bartlett &Co. the capabilities to serve as your financial advisor.

===============================================================================

                       CONTENTS

                                                 Pages
------------------------------------------------------
Bartlett & Co. Profile                    Inside Cover
------------------------------------------------------
President's Letter                                   2
------------------------------------------------------
Reports to Shareholders
     Bartlett Basic Value Fund                       4
     Bartlett Value International Fund               8
------------------------------------------------------
Growth of a $10,000 Investment                      11
     Bartlett Basic Value Fund                      12
     Bartlett Value International Fund              14
------------------------------------------------------
Industry Diversification                            16
------------------------------------------------------
Statements of Net Assets
     Bartlett Basic Value Fund                      17
     Bartlett Value International Fund              20
------------------------------------------------------
Statements of Operations                            24
------------------------------------------------------
Statements of Changes in Net Assets
     Bartlett Basic Value Fund                      25
     Bartlett Value International Fund              26
------------------------------------------------------
Financial Highlights
     Bartlett Basic Value Fund                      28
     Bartlett Value International Fund              30
------------------------------------------------------
Notes to Financial Statements                       32
------------------------------------------------------
Report of Independent Accountants                   40
------------------------------------------------------
Trustees and Officers                       Back Cover
------------------------------------------------------

This report is for the information of shareholders of the Bartlett Mutual Funds. It may be used as sales literature if preceded or accompanied by a current prospectus of the Bartlett Mutual Funds.

===============================================================================

                         ============================

                              PRESIDENT'S LETTER

                         ============================

Dear Shareholder,

We are pleased to provide you with the annual report for the Bartlett Capital Trust, comprised of the Bartlett Basic Value Fund and the Bartlett Value International Fund, covering the year ended December 31, 2000.

When we wrote our letter to you this time last year, we lamented the underperformance of value-oriented funds like Bartlett Basic Value Fund. With its brethren, it suffered in 1999 against its benchmarks due to its underweighting in technology stocks. Now, one year later, the NASDAQ has suffered its worst decline ever, dropping 39% during the twelve months ended December 31, 2000. The sharp decline in technology stocks was accompanied by declines in all the major market indices with the S&P 500 off 9.1% for the year, the Dow Jones Average off 4.9% and the broad-based Wilshire 5000 Index off by 10.3%. Bartlett Basic Value outperformed its benchmarks, posting a modest decline of 2.0% (Class A shares, excluding the maximum 4.75% sales charge).

What's in store for 2001? With signs of a slowing economy, the Fed has stepped in twice already in the New Year cutting the fed funds rate by 100 basis points/1/ in January. On the following pages, Pete Sorrentino and Jim Miller, Bartlett Basic Value's portfolio managers, discuss the Fund's performance and their outlook for stocks in the coming months.

International markets fared no better than domestic markets, with Europe hurt by the decline in value of the euro as the dollar held its strength. Foreign markets were down, as evidenced by declines in the Morgan Stanley Capital International World ex-U.S. index's returns of -15.0% while the Morgan Stanley Europe Australia and Far East's index declined 14.2% for the year ended December 31, 2000. During that same period, Bartlett Value International modestly beat its benchmarks with a negative total return of 12.6% (Class A shares, excluding the maximum 4.75% sales charge). On the following pages, Madelynn Matlock, Value International's portfolio manager, discusses the Fund's performance and her outlook for the markets.

/1/100 basis points = 1%.

PricewaterhouseCoopers LLP, the Funds' independent accountants, has completed its annual examination, and audited financial statements for the year ended December 31, 2000, are included in this report.

During the first half of 2000, the Board of Trustees approved the following dividends and distributions per share:

                                                            Record     Pay
                                Class A  Class C  Class Y    Date      Date
                                -------  -------  -------    ----      ----
Basic Value Fund:
  Ordinary Income                $0.023       --   $0.033    8/9/00   8/11/00
  Long-Term Capital Gain          2.100    2.100    2.100  11/21/00  11/24/00

Value International Fund:
  Ordinary Income                $0.035   $0.006   $0.046    8/9/00   8/11/00
  Ordinary Income                 0.017       --    0.026   11/8/00  11/10/00
  Ordinary Income                 0.058    0.036    0.066   12/6/00   12/8/00
  Short-Term Capital Gain         0.050    0.050    0.050  11/15/00  11/17/00
  Long-Term Capital Gain          0.450    0.450    0.450  11/21/00  11/24/00


                                        Sincerely,

                                        /s/ Edward A. Taber, III

                                        Edward A. Taber, III
                                        President

                    =======================================

                       BARTLETT BASIC VALUE FUND REPORT

                    =======================================

                                         Quarter     Year
                                          Ended      Ended
                                        12/31/00   12/31/00
                                        --------   --------
Basic Value Fund/1/                        -3.58%     -1.97%
S&P 500 Index (large-cap)                  -7.82%     -9.10%
BARRA Value Index/2/                        1.63%      6.08%
BARRA Mid-Cap Value Index                   9.32%     26.74%
Russell 2000 Value Index (small-cap)        8.11%     22.83%

[LOGO] Despite all of the year-end recaps and forecasts for 2001 giving the impression that the year now ending was some sort of gothic horror story for investors and that the investment world as we know it has suffered some cataclysmic demise, the truth, which would sell little commercial time, is that the year 2000 was better for the average stock and the average investor than the two preceding years. Remember that in 1998 and 1999, if you did not own the select group of mega-sized "growth" stocks, your portfolio was more likely than not down in value for both of those years. In looking at the top 1,500 stocks in the U.S., 847, or 57%, were up in price for 2000. Consider the price advance in such groups as utilities, energy, consumer or health care and you quickly see that beyond the carnage of the once-marquee names, it was an okay year. Adding to this year's volatility is the next dimension in confusion. Companies grappling with FD (Full Disclosure), last year's newest SEC regulation, are taking the unintended direction of saying even less. This week, Motorola broke new ground by refusing to provide guidance on their business beyond the March quarter. In reality this may actually be a positive for investors who are willing to take the time and learn about the investments they are making. Having conviction and broad knowledge regarding your holdings has again been proven to be the wisest course.

_____________
/1/ Reflects return on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 13.
/2/ The BARRA Value Index is a capitalization-weighted index constructed by dividing the stocks in the S&P 500 Index into two components (growth or value) according to book-to-price ratios. The BARRA Value Index is comprised of companies with higher book-to-price ratios, lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth.

  The Fund employed the weakness in WorldCom, Lucent Technologies and Dell Computers to offset gains taken in Citigroup, Fannie Mae, Emerson Electric, Tyco International, Stilwell Financial and Pharmacia. The proceeds from these transactions were used to increase our positions in Guidant, Microsoft and Illinois Tool Works. The Fund benefited from strong performance during the fourth quarter from long-held substantial positions in Fannie Mae (+21.3%), Target (+25.9%), Johnson & Johnson (+11.8%) and Emerson Electric (+17.6%).

  We anticipate continued volatility in stock prices as investors grapple with the changing economic backdrop. Our intention is to exploit this volatility by adding new positions in fundamentally strong businesses whose share prices have been distorted by crowd behavior.


/s/ Peter A. Sorrentino, CFA                 /s/ James A. Miller

Peter A. Sorrentino, CFA                     James A. Miller, CFA

--------------------------------------------------------------------------------

                        Measuring Both Risk and Return
           Bartlett Basic Value Fund vs. Standard & Poor's 500 Index
                       May 31, 1983 to December 31, 2000

          Barlett Basic Value Fund                S&P 500 Index

Return    10.7%*                                  15.9%
Risk      12.5%                                   14.8%


This chart compares the historical average annual total return and the risk (as measured by the standard deviation) of the Bartlett Basic Value Fund and the Standard & Poor's 500 Index from May 31, 1983 to December 31, 2000. The S&P 500 Index is an unmanaged index of common stocks widely used as a measure of stock market activity. The return for the Index does not include any expenses or transaction costs. The return for the Fund includes such expenses and costs.

Standard deviation is a statistical measure of volatility often used as a measure of risk. In general, the greater the standard deviation, the greater the tendency to vary from the average annual total return. By comparing the magnitude of the standard deviations, the relative volatility of each investment can be determined. A lower standard deviation reflects lower volatility.

The average annual total return figures for both the Fund and the Index assume the reinvestment of dividends.

Of course, past performance is no guarantee of future results. The principal value and investment returns of the Fund fluctuate so that upon redemption, you may receive more or less than your original investment.

--------------------------------------------------------------------------------

*Reflects return on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 13.

                         Largest Industry Allocations

           Bartlett Basic Value Fund vs. Standard & Poor's 500 Index
                               December 31, 2000

                          Percent of Total Portfolio

                    Fund   S&P 500

Finance             18.3%     18.4%
Consumer Staples    14.6%     13.9%
Energy              10.5%        8%
Basic Industry      14.8%     10.5%
Health              16.5%       15%
Technology          14.6%     16.1%

                         ============================
                         BARTLETT VALUE INTERNATIONAL
                                  FUND REPORT
                         ============================

                                      Quarter     Year
                                       Ended      Ended
                                     12/31/00   12/31/00
                                     --------   --------
Value International Fund/1/             -2.43%    -12.63%
MSCI EAFE Index/2/                      -2.68%    -14.17%
MSCI All-Country ex-U.S. Index/3/       -4.47%    -15.03%

[LOGO OF Bartlett Mutual Fund]

The Old Economy took its revenge on those brash technology upstarts in 2000, reasserting the truth of the concept that an industry cannot do better than its customers indefinitely. Market tastes became much more prosaic in 2000. After choking on a glut of "E-gourmet" delights, the plain fare of utilities, health care and food producers proved to be the only palatable dishes. All of the forces that usually combine to deflate market bubbles hit the previously impervious technology-telecom-media groups. The ingredients included high stock valuations, slowing revenue and earnings growth, and too much equity and debt issuance, all mixed with a taste of poor business management. This unappetizing stew reminded investors that even the most technologically advanced product line is not immune to the basic rule of finance -- investments must earn a competitive return or investors will look for alternatives. Stocks in food producers and financial companies are doing well not because investors believe they are the new growth area of the market, but because they provide a more stable haven for equity investment in an economic environment that seems much more uncertain than it did a year ago. Added to the burdens of sharply higher energy costs and slower growth is the self reinforcing impact of the market's weakness. The wealth effect that was created from rising equities has snapped, impacting consumers globally, and making companies much more cautious about the future.


______________
/1/ Reflects return on Class A shares, excluding the 4.75% maximum sales charge effective July 21, 1997. Return information for the other share classes may be found on page 15.

/2/  The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
(EAFE) Index is an unmanaged index of common stocks of foreign companies. The returns for the Index do not include any transaction costs associated with buying and selling securities in the Index or other administrative expenses. The returns for the Fund include such expenses.

/3/ The Morgan Stanley Capital International (MSCI) All-Country ex-U.S. Index is composed of 21 developed markets countries, 26 emerging markets countries and the countries of Israel and Luxembourg. The Index does not include the United States.

  Market declines were spread around the world, resting most heavily in the Pacific, especially in Japan, and falling a little lighter on Europe. The small and volatile emerging markets continue to suffer on the sidelines, as investors' appetite for risk faded in the face of continuing political and debt-related problems. The U.S. dollar retained its rank as supreme currency in 2000, although the crown has been a bit tarnished of late. The stumbling euro found its feet in the fourth quarter, and regained about 8% of its value against the dollar.

  The Bartlett Value International Fund declined by -2.4% in the fourth quarter, bringing the year's drop to -12.6%, versus a fall in the Europe, Australia and Far East (EAFE) index of -2.7% and -14.2%, respectively. Both the regional exposure and the sector balance of the Fund were responsible for improving on the market's drop. The Fund reduced weightings in Pacific and Japanese stocks earlier in the year, and had low exposure to the disastrous telecom group. Conversely, above-market exposure to consumer staple and health care stocks helped performance. In retrospect, we could have been more aggressive in reducing the Pacific exposure, and put off adding the small weighting in telecom stocks to the portfolio a bit longer.

  Looking forward, it is clear that global growth will be lower in 2001, and that growth will probably require some shoring up from central bank and government spending stimulus. High prices for energy are sapping consumer and corporate buying power, and poor market performance has soured last year's exuberance. It is only in comparison that the global situation looks a little punk. If we were evaluating today's economic conditions after a recession, they would not seem so worrisome. Without any external shocks, and with a reasonably positive attitude from market participants, 2001 could be a reasonably good year for global equity returns.


                            /s/ Madelynn M. Matlock

                            Madelynn M. Matlock, CFA
                            Portfolio Manager

                             Portfolio Composition
                     Bartlett Value International Fund vs.
                               MSCI EAFE Index*
                               December 31, 2000


Percent of Total Portfolio

                     Fund               EAFE Index
Pacific              27.2%                28.5%
Europe               63.6%                71.5%
Americas              9.2%                22.6% Japan
 0.7% Latin America
 1.7% Canada
 6.8% Cash Equivalents
   0% United States
14.8% Japan


*The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
(EAFE)Index is an unmanaged index of common stocks of foreign companies.

                        ==============================
                        GROWTH OF A $10,000 INVESTMENT
                        ==============================

[LOGO OF Barlett Mutual Fund]

     The following graphs compare each Fund's total return against that of a closely matched, broad-based securities market index.

     These performance tables and charts represent past performance and are no guarantee of future results. The investment return and principal value of the Funds will fluctuate so that upon redemption, you may receive more or less than your original cost.

The charts illustrate the cumulative total return of an initial $10,000 investment in each Fund for the periods indicated. The returns reflected in the chart for Class A shares reflect the maximum sales charge of 4.75% (the Average Annual Total Return table within each Class A chart provides information both including and excluding the effect of the maximum sales charge). A contingent deferred sales charge may be imposed under certain circumstances on Class A and C shares. Please refer to the prospectus for details. The performance tables and charts assume all dividends and distributions are reinvested at the net asset value on the reinvestment date and reflect the periodic absorption of some Fund expenses through the waiver of management fees. Had a portion of these fees not been waived, the Funds' total returns would have been slightly lower.

The lines representing the securities market indices (which is, in each case, an unmanaged index) do not include any transaction costs or other administrative expenses associated with buying and selling securities in the index.

                        ==============================
                        GROWTH OF A $10,000 INVESTMENT
                                  (CONTINUED)
                        ==============================

                   Bartlett Basic Value Fund Class A Shares
                  December 31, 1990 through December 31, 2000

---------------------------------------------------------------------------
                         Average Annual Total Returns
                      For periods ended December 31, 2000
---------------------------------------------------------------------------
     1 Year             3 Years              5 Years             10 Years
---------------------------------------------------------------------------
     (1.97)%*           (1.39)%*             8.01%*              11.65%*
     (6.62)%            (2.98)%              6.97%               11.11%


             S&P 500 Index*            Basic Value Fund Class A Shares
12/31/90        $10,000                           $ 9,525
12/31/91        $13,047                           $11,998
12/31/92        $14,041                           $13,227
12/31/93        $15,456                           $14,768
12/31/94        $15,660                           $14,828
12/31/95        $21,544                           $19,507
12/31/96        $26,491                           $23,099
12/31/97        $35,329                           $29,905
12/31/98        $45,426                           $31,028
12/31/99        $54,985                           $29,251
12/31/00        $49,978                           $28,680

* This line reflects return information on Class A shares excluding the maximum 4.75% sales charge which became effective July 21, 1997. The second line in the table reflects return information including the sales charge.

** The initial investment for Basic Value Fund Class A shares is net of the 4.75% sales charge.

--------------------------------------------------------------------------------

                   Bartlett Basic Value Fund Class C Shares
                 September 12, 1997 through December 31, 2000

                     ---------------------------------------
                         Average Annual Total Returns
                      For periods ended December 31, 2000
                     ---------------------------------------
                       1 Year              Life of the Fund
                                           (since 9/12/97)
                     ---------------------------------------
                       (2.64)%                   (0.16)%


                          S&P 500 Index*   Basic Value Fund Class Y Shares
9/12/97                          $10,000                          $10,000
12/31/97                         $10,850                          $10,607
12/31/98                         $13,951                          $10,921
12/31/99                         $16,887                          $10,218
12/31/00                         $15,349                          $ 9,948

--------------------------------------------------------------------------------
* Index returns are for the periods beginning August 31, 1997.

The Standard & Poor's 500 Index is a broad-based, unmanaged index of common stocks commonly used to measure general stock market activity.

--------------------------------------------------------------------------------

                   Bartlett Basic Value Fund Class Y Shares
                   August 15, 1997 through December 31, 2000

                    -----------------------------------------
                         Average Annual Total Returns
                      For periods ended December 31, 2000
                    -----------------------------------------
                      1 Year               Life of the Fund
                                           (since 8/15/97)
                    -----------------------------------------
                      (1.67)%                    1.61%


                    S&P 500 Index*            Basic Value Fund Class Y Shares
8/18/97                $10,000                            $10,000
12/31/97               $10,242                            $10,922
12/31/98               $13,170                            $11,359
12/31/99               $15,941                            $10,733
12/31/2000             $14,489                            $10,554

--------------------------------------------------------------------------------
* Index returns are for the periods beginning July 31, 1997.

The Standard & Poor's 500 Index is a broad-based, unmanaged index of common stocks commonly used to measure general stock market activity.

                  ==========================================

                        GROWTH OF A $10,000 INVESTMENT
                                  (CONTINUED)

                  ==========================================

               Bartlett Value International Fund Class A Shares
                  December 31, 1990 through December 31, 2000

                         Average Annual Total Returns
                      For periods ended December 31, 2000
               1 Year         3 Years        5 Years        10 Years
               (12.63)%*        3.86%*         6.65%*        8.91%*
               (16.76)%         2.19%          5.63%         8.38%

                                                         $22,084 MSCI EAFE Index
                                  22,357 Value International Fund Class A Shares

     12/31/90                    $10,000.00   $ 9,525.00
     12/31/91                    $11,213.00   $11,572.00
     12/31/92                    $ 9,848.00   $11,360.00
     12/31/93                    $13,054.00   $14,921.00
     12/31/94                    $14,070.00   $14,843.00
     12/31/95                    $15,646.00   $16,201.00
     12/31/96                    $16,593.00   $18,802.00
     12/31/97                    $16,888.00   $19,957.00
     12/31/98                    $20,265.00   $19,383.00
     12/31/99                    $25,729.00   $25,590.00
     12/31/2000                  $22,084.00   $22,357.00

     * This line reflects return information on Class A shares excluding the maximum 4.75% sales charge which became effective July 21, 1997. The second line in the table reflects return information including the sales charge.

     ** The initial investment for Value International Fund Class A shares is net of the 4.75% sales charge.

     The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
     (EAFE) Index is a broad-based, unmanaged index composed of select common stocks of companies based outside the United States and including Europe, Australia, and the Far East. It is often used to measure international stock market activity.

               Bartlett Value International Fund Class C Shares
                    July 23, 1997 through December 31, 2000

                         Average Annual Total Returns
                      For periods ended December 31, 2000
                      1 Year            Life of the Fund
                                        (since 7/23/97)
                      (13.34)%               (0.72)%


                                                        $11,777 MSCI EAFE Index*
                                  $9,754 Value International Fund Class C Shares

     7/23/97             $10,000.00     $10,000.00
     12/31/97            $ 9,006.00     $ 8,913.00
     12/31/98            $10,807.00     $ 8,588.00
     12/31/99            $13,721.00     $11,254.00
     12/31/00            $11,777.00     $ 9,754.00

     * Index returns are for the periods beginning July 31, 1997.

               Bartlett Value International Fund Class Y Shares
                   August 15, 1997 through December 31, 2000

                         Average Annual Total Returns
                      For periods ended December 31, 2000
                      1 Year               Life of the Fund
                                            (since 8/15/97)
                      (12.43)%                     0.12%

                                                        $11,777 MSCI EAFE Index*
                                                $10,041 Value International Fund

      8/15/97                $ 10,000        $10,000
     12/31/97                $  9,006        $ 8,906
     12/31/98                $ 10,807        $ 8,670
     12/31/99                $ 13,721        $11,466
     12/31/00                $ 11,777        $10,041

     * Index returns are for the periods beginning July 31, 1997.

     The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
     (EAFE) Index is a broad-based, unmanaged index composed of select common stocks of companies based outside the United States and including Europe, Australia, and the Far East. It is often used to measure international stock market activity.

                  ==========================================

                           INDUSTRY DIVERSIFICATION

                  ==========================================

                       Bartlett Value International Fund
                               December 31, 2000
                                  (Unaudited)

                                              % of Net Assets   Market Value
     -----------------------------------------------------------------------
                                                                        (000)
     Automotive                                     1.0%             $   325
     Banking                                       10.6                3,312
     Building Materials                             1.0                  293
     Chemicals                                      4.3                1,337
     Computer Services                              1.1                  339
     Construction                                   7.5                2,351
     Consumer Durable Goods                        14.8                4,616
     Diversified                                    4.7                1,448
     Electronics                                    6.3                1,972
     Food                                           3.6                1,136
     Health Care (Drugs/Pharmaceuticals)            4.2                1,303
     Media/Broadcast                                1.5                  455
     Metals & Mining                                4.7                1,462
     Miscellaneous Services                         2.7                  836
     Oil & Gas                                      6.8                2,125
     Pharmaceuticals                                3.7                1,155
     Retail Sales                                   0.9                  277
     Telecommunications                             7.5                2,351
     Transportation                                 6.3                1,960
     Short-Term Investments                         9.5                2,952
                                                  -----              -------
     Total Investment Portfolio                   102.7               32,005
     Other Assets Less Liabilities                 (2.7)               (835)
                                                  -----              -------
     Net Assets                                   100.0%             $31,170
                                                  =====              =======

                            STATEMENT OF NET ASSETS

                           Bartlett Basic Value Fund
                               December 31, 2000
                            (Amounts in Thousands)

                                                    Shares/Par  Market Value
============================================================================
Common Stock and Equity Interests -- 99.0%
----------------------------------------------------------------------------
Basic Materials -- 3.1%
  Construction and Building Materials -- 3.1%
  Martin Marietta Materials, Inc.                        30       $ 1,269
----------------------------------------------------------------------------
Capital Goods -- 11.7%
  Electrical Equipment -- 3.5%
  Emerson Electric Company                               18         1,419
----------------------------------------------------------------------------
  Machinery (Diversified) -- 2.6%
  Dover Corporation                                      26         1,055
----------------------------------------------------------------------------
  Manufacturing (Diversified) -- 5.6%
  Illinois Tool Works Inc.                               20         1,191
  Tyco International Ltd.                                20         1,110
                                                                  -------
                                                                    2,301
----------------------------------------------------------------------------
Communications Services -- 2.6%
  Telephone -- 2.6%
  Broadwing Inc.                                         46         1,049/A/
----------------------------------------------------------------------------
Consumer Cyclicals -- 7.1%
  Automobiles -- 2.7%
  Ford Motor Company                                     47         1,111
----------------------------------------------------------------------------
  Retail (General Merchandise) -- 4.4%
  Target Corporation                                     56         1,806
----------------------------------------------------------------------------
Consumer Staples -- 14.6%
  Beverages (Alcoholic) -- 3.3%
  Anheuser-Busch Companies, Inc.                         30         1,365
----------------------------------------------------------------------------
  Entertainment -- 4.5%
  The Walt Disney Company                                30           868
  Time Warner Inc.                                       19           993
                                                                  -------
                                                                    1,861
----------------------------------------------------------------------------
  Restaurants -- 3.4%
  McDonald's Corporation                                 41         1,394
----------------------------------------------------------------------------

                            STATEMENT OF NET ASSETS

                               December 31, 2000
                            (Amounts in Thousands)

                                                                Shares/Par     Market Value
===========================================================================================
 Retail (Drug Stores) -- 3.4%
 CVS Corporation                                                   23       $      1,378
-------------------------------------------------------------------------------------------
Energy -- 10.5%
  Oil and Gas (Exploration and Production) -- 4.3%
  Unocal Corporation                                               45              1,741
-------------------------------------------------------------------------------------------
  Oil (Refining and Marketing) -- 6.2%
  Total Fina Elf                                                   35              2,544
-------------------------------------------------------------------------------------------
Financials -- 18.3%
  Banks (Major Regional) -- 2.4%
  Mellon Financial Corporation                                     20                984
-------------------------------------------------------------------------------------------
  Financial (Diversified) -- 13.5%
  Citigroup Inc.                                                   40              2,042
  Fannie Mae                                                       40              3,470
                                                                                --------
                                                                                   5,512
-------------------------------------------------------------------------------------------
  Investment Management -- 2.4%
  Stilwell Financial, Inc.                                         25                986
-------------------------------------------------------------------------------------------
Health Care -- 16.5%
  Health Care (Diversified) -- 7.6%
  Abbott Laboratories                                              30              1,453
  Johnson & Johnson                                                16              1,650
                                                                                --------
                                                                                   3,103
-------------------------------------------------------------------------------------------
  Health Care (Drugs/Major Pharmaceuticals) -- 5.6%
  Merck & Co., Inc.                                                15              1,404
  Pharmacia Corporation                                            15                915
                                                                                   2,319
-------------------------------------------------------------------------------------------
  Health Care (Medical Products and Supplies) -- 3.3%
  Guidant Corporation                                              25              1,348/A/
-------------------------------------------------------------------------------------------
Technology -- 14.6%
  Communications Equipment -- 1.6%
  Nortel Networks Corporation                                      21                661
-------------------------------------------------------------------------------------------

                                                                   Shares/Par  Market Value
===========================================================================================
  Computers (Hardware) -- 4.1%
  International Business Machines Corporation                           20       $ 1,683
-------------------------------------------------------------------------------------------
  Computers (Software/Services) -- 3.6%
  Microsoft Corporation                                                 34         1,475/A/
-------------------------------------------------------------------------------------------
  Electronics (Semiconductors) -- 5.3%
  Intel Corporation                                                     32           974
  Texas Instruments Incorporated                                        25         1,184
                                                                                   2,158
-------------------------------------------------------------------------------------------
Total Common Stock and Equity Interests                                           40,522
-------------------------------------------------------------------------------------------
  (Identified Cost -- $29,344)
-------------------------------------------------------------------------------------------
Total Investments -- 99.0%                                                        40,522
-------------------------------------------------------------------------------------------
  (Identified Cost -- $29,344)
-------------------------------------------------------------------------------------------
Other Assets Less Liabilities -- 1.0%                                                391
-------------------------------------------------------------------------------------------
Net Assets Consisting of:
  Accumulated paid-in capital applicable to
    3,689 shares outstanding                                                      28,276
  Distributions in excess of net investment income                                  (219)
  Accumulated net realized gain/(loss)
    on investments and currency transactions                                       1,678
  Net unrealized appreciation/(depreciation)
    of investments and currency translations                                      11,178
-------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                             $40,913
===========================================================================================
  Net asset value and redemption price per share --
    Class A ($40,000 / 3,605 shs)                                                $ 11.10
===========================================================================================
  Maximum offering price per share -- Class A (net
    asset value plus sales charge of 4.75% of offering price)                    $ 11.65
===========================================================================================
  Net asset value, offering price and redemption price
    per share -- Class C ($563 / 52 shs)                                         $ 10.86
===========================================================================================
  Net asset value, offering price and redemption price
    per share -- Class Y ($350 / 32 shs)                                         $ 11.08
===========================================================================================

/A/Non-income producing.

See notes to financial statements.

                            STATEMENT OF NET ASSETS

                       Bartlett Value International Fund
                               December 31, 2000
                            (Amounts in Thousands)

                                                      Shares/Par  Market Value
===============================================================================
Common Stock and Equity Interests -- 93.2%
-------------------------------------------------------------------------------
Argentina -- 0.7%
  Telecom Argentina Stet - France Telecom SA ADR            15        $  235
-------------------------------------------------------------------------------
Australia -- 8.1%
  Brambles Industries Limited                               39           916
  National Australia Bank Limited ADR                       14         1,158
  The News Corporation Limited ADR                          14           455
                                                                      ------
                                                                       2,529
-------------------------------------------------------------------------------
Canada -- 1.7%
  Nortel Networks Corporation                               17           545
-------------------------------------------------------------------------------
France -- 17.7%
  Alcatel SA ADR                                            12           671
  Aventis SA ADR                                            11           934
  Cie de Saint Gobain                                        6         1,003
  Compagnie Generale des Etablissements Michelin            27           981
  Groupe Danone                                             37         1,136
  Total Fina Elf                                            11           785
                                                                      ------
                                                                       5,510
-------------------------------------------------------------------------------
Germany -- 7.2%
  Buderus AG                                                40           862
  DaimlerChrysler AG                                         8           325
  Deutsche Lufthansa AG                                     41         1,044
                                                                      ------
                                                                       2,231
-------------------------------------------------------------------------------
Hong Kong -- 1.4%
  Jardine Strategic Holdings Limited                       150           438
-------------------------------------------------------------------------------
Ireland -- 6.2%
  Allied Irish Banks plc ADR                                39           907
  CRH plc                                                   39           726
  Waterford Wedgewood                                      250           293
                                                                      ------
                                                                       1,926
-------------------------------------------------------------------------------

                                                         Shares/Par  Market Value
    =============================================================================
     Italy -- 2.1%
      San Paolo - IMI SpA ADR                                   20        $  642
    -----------------------------------------------------------------------------
    Japan -- 14.8%
      Canon, Inc.                                               22           770
      Fujitsu Limited                                           23           339
      Ito-Yokado Co., Ltd. ADR                                   6           277
      Matsushita Electric Industrial Company Ltd.               28           668
      Rohm Company, Ltd.                                         4           664
      Secom Co., Ltd.                                           10           652
      Terumo Corporation                                        22           481
      Uni-Charm Corporation                                     15           761
                                                                           ------
                                                                           4,612
    -----------------------------------------------------------------------------
    Netherlands -- 2.0%
      Koninklijke (Royal) Philips Electronics N.V.              18           639
    -----------------------------------------------------------------------------
    Norway -- 1.3%
      Norsk Hydro ASA ADR                                       10           404
    -----------------------------------------------------------------------------
    Portugal -- 1.9%
      Banco Comercial Portugues, SA ADR                         24           605
    -----------------------------------------------------------------------------
    Singapore -- 1.5%
      Singapore Telecomm                                       300           466
    -----------------------------------------------------------------------------
    South Korea -- 1.4%
      Korea Electric Power Corporation ADR                      18           185
      Pohang Iron & Steel Company Ltd. ADR                      17           266
                                                                           ------
                                                                              451
    -----------------------------------------------------------------------------
    Spain -- 4.3%
      Endesa SA ADR                                             40           668
      Repsol YPF, SA ADR                                        42           672
                                                                           ------
                                                                            1,340
    ----------------------------------------------------------------------------
    Sweden -- 4.2%
      Cardo AB                                                  38           622
      Pharmacia Corporation                                     11           674
                                                                           ------
                                                                            1,296
    -----------------------------------------------------------------------------

                         ============================

                            STATEMENT OF NET ASSETS

                         ============================

                 Bartlett Value International Fund (Continued)
                               December 31, 2000
                            (Amounts in Thousands)

                                                                  Shares/Par  Market Value
     =====================================================================================

     Switzerland -- 4.2%
      Novartis AG                                                    1            $   884
      Syngenta AG                                                    8                418
                                                                                   -------
                                                                                    1,302
     -------------------------------------------------------------------------------------
     United Kingdom -- 12.5%
      British Telecommunications plc ADR                             5                434
      Cadbury Schweppes plc ADR                                      37              1,073
      Diageo plc ADR                                                 23              1,031
      Invensys plc                                                   63                148
      Rio Tinto plc ADR                                              17              1,196
                                                                                   -------
                                                                                     3,882
     -------------------------------------------------------------------------------------
     Total Common Stock and Equity Interests                                        29,053
     -------------------------------------------------------------------------------------
      (Identified Cost -- $23,218)
     -------------------------------------------------------------------------------------
     Repurchase Agreements -- 9.5%
     -------------------------------------------------------------------------------------
      State Street Bank & Trust Company
       3.5%, dated 12/29/00, to be repurchased at $2,953
       on 1/2/01 (Collateral: $3,005 Freddie Mac mortgage-backed
       securities, 6.68%, due 12/28/01, value $3,014)                                2,952
     -------------------------------------------------------------------------------------
     Total Repurchase Agreements                                                     2,952
     -------------------------------------------------------------------------------------
      (Identified Cost -- $2,952)
     -------------------------------------------------------------------------------------
     Total Investments -- 102.7%                                                    32,005
     -------------------------------------------------------------------------------------
      (Identified Cost -- $26,170)
     -------------------------------------------------------------------------------------
     Other Assets Less Liabilities -- (2.7)%                                          (835)
     -------------------------------------------------------------------------------------
     Net Assets Consisting of:
      Accumulated paid-in capital applicable to
       2,599 shares outstanding                                                     26,215
      Distributions in excess of net investment income                              (1,159)
      Accumulated net realized gain/(loss)
       on investments and currency transactions                                        279
     Net unrealized appreciation/(depreciation)
       of investments and currency translations                                      5,835
     -------------------------------------------------------------------------------------
     Net Assets -- 100.0%                                                          $31,170
     -------------------------------------------------------------------------------------

                                                                                Market Value
     =======================================================================================
     Net asset value and redemption price per
       share -- Class A ($26,199 / 2,180 shs)                                       $12.02
     =======================================================================================
     Maximum offering price per share -- Class A
       (net asset value plus sales charge of 4.75% of
       offering price)                                                              $12.62
     =======================================================================================
     Net asset value, offering price and redemption
       price per share -- Class C ($2,872 / 244 shs)                                $11.78
     =======================================================================================
     Net asset value, offering price and redemption
       price per share -- Class Y ($2,099 / 175 shs)                                $11.97
     =======================================================================================

     See notes to financial statements.

                         =============================

                           STATEMENTS OF OPERATIONS

                         =============================

                      For the Year Ended December 31, 2000
                             (Amounts in Thousands)

                                                            Bartlett Value
                                           Bartlett Basic    International
                                             Value Fund          Fund
==========================================================================
Investment Income:
--------------------------------------------------------------------------
 Dividends                                        $   799          $   840
 Less foreign taxes withheld                           (3)             (84)
 Interest                                              14              106
--------------------------------------------------------------------------
Total Investment Income                               810              862
--------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------
 Investment advisory fees                             436              486
 Distribution and service fees                        150              115
 Custodian fees                                       120              115
 Legal and audit fees                                  56               48
 Trustees' fees                                        62               60
 Registration fees                                     31               27
 Reports to shareholders                               27               17
 Transfer agent and shareholder
   servicing expense                                   18               19
 Other expenses                                        11               29
 Less expenses waived                                (244)            (198)
--------------------------------------------------------------------------
Total Expenses                                        667              718
--------------------------------------------------------------------------
Net Investment Income/(Loss)                          143              144
--------------------------------------------------------------------------
Net Realized and Unrealized
 Gain/(Loss):
 Realized gain/(loss) on:
   Investments sold                                 8,908            2,598
   Foreign currency transactions                       --             (472)
   Change in unrealized appreciation of
   investments                                     (9,816)          (7,895)
--------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)              (908)          (5,769)
--------------------------------------------------------------------------
Change in Net Assets Resulting From
 Operations                                       $  (765)         $(5,625)
==========================================================================

See notes to financial statements.

                    ======================================

                       STATEMENT OF CHANGES IN NET ASSETS

                    ======================================

                           Bartlett Basic Value Fund
                             (Amounts in Thousands)

                                                                Year        Year
                                                               Ended       Ended
                                                              12/31/00    12/31/99
==================================================================================
From operations:
----------------------------------------------------------------------------------
  Net investment income/(loss)                               $     143   $     782
  Net realized gain/(loss) on investments and
    foreign currency transactions                                8,908      15,221
  Change in unrealized appreciation/(depreciation)
    of investments                                              (9,816)    (21,827)
----------------------------------------------------------------------------------
Change in net assets resulting
    from operations                                                (765)     (5,824)
----------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------
  From net investment income:
    Class A shares                                                (211)     (1,297)
    Class C shares                                                  --          (3)
    Class Y shares                                                  (2)        (27)
  From net realized gains on security transactions:
    Class A shares                                             (10,390)    (12,107)
    Class C shares                                                (142)       (231)
    Class Y shares                                                 (76)       (148)
----------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                              (10,821)    (13,813)
----------------------------------------------------------------------------------
Change in net assets from Fund share
  transactions                                                 (21,388)    (30,726)
----------------------------------------------------------------------------------
Change in net assets                                           (32,974)    (50,363)

Net assets:
    Beginning of year                                           73,887     124,250
----------------------------------------------------------------------------------
    End of year                                              $  40,913   $  73,887
----------------------------------------------------------------------------------
Distributions in excess of net
   investment income                                         $    (219)  $    (183)
==================================================================================

See notes to financial statements.

                    ======================================

                       STATEMENT OF CHANGES IN NET ASSETS

                    ======================================

                       Bartlett Value International Fund
                             (Amounts in Thousands)

                                                                Year        Year
                                                               Ended       Ended
                                                              12/31/00    12/31/99
==================================================================================
From operations:
----------------------------------------------------------------------------------
Net investment income/(loss)                                 $     144   $     787
Net realized gain/(loss) on investments and
  foreign currency transactions                                  2,126       4,092
Change in unrealized appreciation/(depreciation)
  of investments and assets and liabilities
  denominated in foreign currencies                             (7,895)      7,987
----------------------------------------------------------------------------------
Change in net assets resulting
  from operations                                               (5,625)     12,866
----------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------
  From net investment income:
    Class A shares                                                (305)     (1,809)
    Class C shares                                                 (10)       (148)
    Class Y shares                                                 (32)       (176)
  From net realized gains on security transactions:
    Class A shares                                              (1,105)         --
    Class C shares                                                (115)         --
    Class Y shares                                                 (86)         --
----------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                               (1,653)     (2,133)
----------------------------------------------------------------------------------
Change in net assets from Fund share
  transactions                                                 (10,337)    (19,130)
----------------------------------------------------------------------------------
Change in net assets                                           (17,615)     (8,397)

Net assets:
    Beginning of year                                           48,785      57,182
----------------------------------------------------------------------------------
    End of year                                              $  31,170   $  48,785
----------------------------------------------------------------------------------
Distributions in excess of net
  investment income                                          $  (1,159)  $  (1,374)
==================================================================================

See notes to financial statements.

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

                -----------------------------------------------

                             FINANCIAL HIGHLIGHTS

                -----------------------------------------------

                           Bartlett Basic Value Fund
                For a Share Outstanding Throughout Each Period

                                                 Investment Operations                       Distributions
                                                 ---------------------                       -------------

                                                        Net Realized
                            Net Asset                       and         Total         From       From         Net Asset
                              Value,        Net         Unrealized      From          Net         Net          Value,
                            Beginning    Investment      Gains on    Investment   Investment    Realized       Total         End of
                            of Period      Income      Investments   Operations     Income       Gains      Distributions     Period
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares
  Years Ended Dec. 31,
   2000                    $ 14.24        $0.04/B,C/     $(0.24)       $(0.20)      $(0.05)       $(2.89)       $(2.94)      $11.10
   1999                      18.34         0.18/C/        (1.25)        (1.07)       (0.26)        (2.77)        (3.03)       14.24
   1998                      18.95         0.20/C/         0.48          0.68        (0.14)        (1.15)        (1.29)       18.34
  Nine Months Ended
   Dec. 31, 1997/C/          18.33         0.19/C/         5.59          5.78        (0.22)        (4.94)        (5.16)       18.95
 Years Ended March 31,
   1997                      17.94         0.22            1.82          2.04        (0.26)        (1.39)        (1.65)       18.33
   1996                      15.39         0.30            3.32          3.62        (0.24)        (0.83)        (1.07)       17.94
------------------------------------------------------------------------------------------------------------------------------------


                                                     Ratios/Supplemental Data
                                ----------------------------------------------------------------------
                                                                Net
                                                             Investment                    Net Assets,
                                                Expenses    Income (Loss)    Portfolio      End of
                                   Total       to Average    to Average      Turnover        Period
                                Return/A/      Net Assets    Net Assets        Rate       (in thousands)
-------------------------------------------------------------------------------------------------------
Class A Shares
  Years Ended Dec. 31,
   2000                           (1.97)%       1.14%/C/      0.31%/C/         29%           $ 40,000
   1999                           (5.73)%       1.15%/C/      0.93%/C/         46%             71,843
   1998                            3.76%        1.08%/C/      1.05%/C/         28%            119,626
  Nine Months Ended
   Dec. 31, 1997/D/               33.14%/I/     1.13%/C,J/    1.15%/C,J/       42%/J/         133,076
 Years Ended March 31,
   1997                           11.30%        1.16%         1.18%            23%            119,208
   1996                           24.05%        1.17%         1.79%            25%            125,636
-----------------------------------------------------------------------------------------------------

                                                Investment Operations                        Distributions
                                                ---------------------                        -------------
                                                     Net Realized
                         Net Asset                       and          Total         From         From                      Net Asset
                          Value,          Net         Unrealized       From          Net          Net                        Value,
                         Beginning     Investment      Gains on     Investment    Investment    Realized        Total        End of
                          of Year        Income      Investments    Operations      Income       Gains      Distributions      Year
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
  Years Ended Dec. 31,
   2000                   $ 14.05      $(0.07)/B,E/     $(0.23)      $(0.30)      $    --       $(2.89)         $(2.89)     $ 10.86
   1999                     18.03        0.02/E/         (1.20)       (1.18)        (0.03)       (2.77)          (2.80)       14.05
   1998                     18.75        0.10/E/          0.41         0.51         (0.08)       (1.15)          (1.23)       18.03
   1997/F/                  22.84        0.24/E/          0.88         1.12         (0.27)       (4.94)          (5.21)       18.75

Class Y Shares
 Years Ended Dec. 31,
   2000                   $ 14.21      $ 0.07/B,G/      $(0.24)      $(0.17)      $ (0.07)      $(2.89)         $(2.96)     $ 11.08
   1999                     18.31        0.21/G/         (1.24)       (1.03)        (0.30)       (2.77)          (3.07)       14.21
   1998                     18.87        0.25/G/          0.47         0.72         (0.13)       (1.15)          (1.28)       18.31
   1997/H/                  21.92        0.18/G/          1.94         2.12         (0.23)       (4.94)          (5.17)       18.87
------------------------------------------------------------------------------------------------------------------------------------

                                                         Ratios/Supplemental Data
                              -------------------------------------------------------------------------------

                                                                   Net
                                                               Investment                          Net Assets,
                                               Expenses       Income (Loss)       Portfolio          End of
                                Total         to Average       to Average         Turnover            Year
                              Return/A/       Net Assets       Net Assets            Rate        (in thousands)
---------------------------------------------------------------------------------------------------------------
Class C Shares
  Years Ended Dec. 31,
   2000                           (2.64)%      1.89%/E/        (0.43)%/E/             29%          $    563
   1999                           (6.44)%      1.90%/E/         0.18%/E/              46%             1,181
   1998                            2.96%       1.90%/E/         0.29%/E/              28%             2,228
   1997/F/                         6.07%/I/    1.90%/E,J/       1.11%/E,J/            42%/J/            395

Class Y Shares
 Years Ended Dec. 31,
   2000                           (1.67)%      0.90%/G/         0.52%/G/              29%          $    350
   1999                           (5.51)%      0.90%/G/         1.14%/G/              46%               863
   1998                            3.99%       0.82%/G/         1.31%/G/              28%             2,396
   1997/H/                        10.97%/I/    0.86%/G,J/       1.51%/G,J/            42%/J/          2,387
-----------------------------------------------------------------------------------------------------------

/A/ Excluding sales charge on Class A shares.
/B/ Net income per share is calculated using monthly average shares.
/C/ Net of fees waived pursuant to a voluntary expense limitation of 1.15%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
    2000, 1.56%; 1999, 1.26%; 1998, 1.20%; 1997, 1.19%.
/D/ The year end for Bartlett Basic Value Fund was changed from March 31 to
    December 31.
/E/ Net of fees waived pursuant to a voluntary expense limitation of 1.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
    2000, 2.31%; 1999, 2.06%; 1998, 2.02%; 1997, 2.00%.
/F/ For the period September 12, 1997 (commencement of operations of this class) to December 31, 1997.
/G/ Net of fees waived pursuant to a voluntary expense limitation of 0.90%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
    2000, 1.32%; 1999, 0.99%; 1998, 0.94%; 1997, 0.96%.
/H/ For the period August 15, 1997 (commencement of operations of this class) to
    December 31, 1997.
/I/ Not annualized.
/J/ Annualized.

See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                       Bartlett Value International Fund
                 For a Share Outstanding Throughout Each Period

                                             Investment Operations                           Distributions
                                     -------------------------------------  ----------------------------------------------
                       Net Asset                  Net Realized    Total       From     In Excess     From                  Net Asset
                         Value,         Net      and Unrealized    From       Net        of Net      Net                     Value,
                       Beginning     Investment    Gains on     Investment  Investment Investment  Realized     Total        End of
                       of Period       Income     Investments   Operations    Income     Income     Gains    Distributions   Period
Class A Shares
  Years Ended Dec. 31,
   2000                  $14.51       $0.06/B,C/    $(1.92)       $(1.86)      $(0.13)    $  --     $(0.50)     $(0.63)      $ 12.02
   1999                   11.50        0.21/B,C/      3.36          3.57        (0.56)       --         --       (0.56)        14.51
   1998                   12.45       (0.02)/C/      (0.35)        (0.37)       (0.20)       --      (0.38)      (0.58)        11.50
  Nine Months Ended
   Dec. 31, 1997/D/       13.64        0.05/C/        0.31          0.36        (0.17)       --      (1.38)      (1.55)        12.45
  Years Ended March 31,
   1997                   12.59        0.08           1.81          1.89        (0.08)    (0.01)     (0.75)      (0.84)        13.64
   1996                   11.64        0.13           1.33          1.46        (0.13)    (0.01)     (0.37)      (0.51)        12.59

====================================================================================================================================

                                                                                Ratios/Supplemental Data
                                                     ------------------------------------------------------------------------------
                                                                                         Net
                                                                                     Investment                   Net Assets,
                                                                   Expenses         Income (Loss)    Portfolio      End of
                                                       Total       to Average        to Average       Turnover      Period
                                                     Return/A/     Net Assets        Net Assets         Rate     (in thousands)
====================================================================================================================================
Class A Shares
 Years Ended Dec. 31,
   2000                                               (12.63)%      1.80%/C/           0.42%/C/         21%         $  26,199
   1999                                                32.02%       1.80%/C/           1.69%/C/         23%            41,292
   1998                                                (2.88)%      1.73%/C/           0.37%/C/         27%            47,856
 Nine Months Ended
   Dec. 31, 1997/D/                                     2.79%/I/    1.78%/C,J/         0.49%/C,J/       44%/J/         68,648
 Years Ended March 31,
   1997                                                15.45%       1.81%              0.62%            31%            83,973
   1996                                                12.76%       1.83%              1.06%            38%            72,041
------------------------------------------------------------------------------------------------------------------------------------

                                                   Investment Operations                         Distributions
                                         ---------------------------------------     -------------------------------------
                             Net Asset                Net Realized       Total          From         From                 Net Asset
                               Value,       Net      and Unrealized      from           Net         Value,                  value
                             Beginning   Investment    Gains on      Investment      Investment    Realized     Total       End of
                              of Year      Income     Investments     Operations      Income         Gains   Distributions   Year
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
 Years Ended Dec. 31,
  2000                    $  14.24     $(0.04)/B,E/  $ (1.88)      $  (1.92)       $  (0.04)     $ (0.50)     $ (0.54)    $ 11.78
  1999                       11.34       0.15/B,E/      3.27           3.42           (0.52)          --        (0.52)      14.24
  1998                       12.30       0.10/E/       (0.55)         (0.45)          (0.13)       (0.38)       (0.51)      11.34
  1997/F/                    15.70       0.08/E/       (1.82)         (1.74)          (0.28)       (1.38)       (1.66)      12.30

Class Y Shares
 Years Ended Dec. 31,
  2000                    $  14.46     $ 0.09/B,G/   $ (1.91)      $  (1.82)        $ (0.17)      $(0.50)     $ (0.67)    $ 11.97
  1999                       11.46       0.24/B,G/      3.34           3.58           (0.58)          --        (0.58)      14.46
  1998                       12.33      (0.37)/G/       0.04          (0.33)          (0.16)       (0.38)       (0.54)      11.46
  1997/H/                    15.27      (0.11)/G/      (1.21)         (1.32)          (0.24)       (1.38)       (1.62)      12.33
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Ratios/Supplemental Data
                                                         ---------------------------------------------------------------------------
                                                                                           Net
                                                                                        Investment                  Net Assets,
                                                                        Expenses       Income (Loss)  Portfolio        End of
                                                           Total       to Average       to Average     Turnover         Year
                                                         Return/A/     Net Assets       Net Assets       Rate       (in thousands)
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares
  Years Ended Dec. 31,
   2000                                                  (13.34)%        2.55%/E/       (0.33)%/E/        21%         $   2,872
   1999                                                   31.04%         2.55%/E/        1.00%/E/         23%             4,063
   1998                                                   (3.64)%        2.55%/E/       (0.55)%/E/        27%             3,916
   1997/F/                                               (10.87)%/I/     2.55%/E,J/     (1.68)%/E,J/      44%/J/            895

Class Y Shares
 Years Ended Dec. 31,
   2000                                                  (12.43)%        1.55%/G/        0.70%/G/         21%         $   2,099
   1999                                                   32.25%         1.55%/G/        1.79%/G/         23%             3,430
   1998                                                   (2.65)%        1.47%/G/        0.61%/G/         27%             5,410
   1997/H/                                                (8.38)%/I/     1.44%/G, J/    (0.75)%/G, J/     44%/J/         13,084
------------------------------------------------------------------------------------------------------------------------------------

/A/ Excluding sales charge on Class A shares.

/B/ Net income per share is calculated using monthly average shares.

/C/ Net of fees waived pursuant to a voluntary expense limitation of 1.80%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 2.31%; 1999, 2.15%; 1998, 1.87%; 1997, 1.95%.

/D/ The year end for Bartlett Value International Fund was changed from March 31 to December 31.

/E/ Net of fees waived pursuant to a voluntary expense limitation of 2.55%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 3.07%; 1999, 2.90%; 1998, 2.69%; 1997, 2.70%.

/F/ For the period July 23, 1997 (commencement of operations of this class) to December 31, 1997.

/G/ Net of fees waived pursuant to a voluntary expense limitation of 1.55%. If no fees had been waived, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2000, 2.03%; 1999, 1.85%; 1998, 1.61%; 1997, 1.59%.

/H/ For the period August 15, 1997 (commencement of operations of this class) to December 31, 1997.

/I/ Not annualized.

/J/ Annualized.

See notes to financial statements.

                         =============================
                         NOTES TO FINANCIAL STATEMENTS
                         =============================

                               December 31, 2000
                            (Amounts in Thousands)

1   Significant Accounting Policies

    Bartlett Capital Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Bartlett Capital Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 31, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Bartlett Basic Value Fund and Bartlett Value International Fund (each a "Fund").

     Each Fund consists of three classes of shares: Class A, offered since 1983 for Basic Value and since 1989 for Value International; Class C, offered since 1997 for both Basic Value Fund and Value International Fund; and Class Y, offered to certain institutional investors since 1997 for both Basic Value Fund and Value International Fund.

     The income and expenses of each of these Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Class A and Class C shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

     The following is a summary of the investment objectives followed by the
Funds:

     Bartlett Basic Value Fund seeks capital appreciation by investing primarily in common stocks or securities convertible into common stocks that are believed by Bartlett & Co. ("Adviser") to be attractively priced relative to their intrinsic value. Income is a secondary consideration.

     Bartlett Value International Fund seeks capital appreciation by investing primarily in foreign equity securities believed by the Adviser to be attractively priced relative to their intrinsic value. Income is a secondary consideration.

     The following is a summary of the significant accounting policies of Bartlett Capital Trust:

     Security Valuation - Securities owned by each Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by Bartlett, under authority delegated by the Board of Trustees.

     Equity securities and options listed on exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Listed securities not traded on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and ask prices quoted by brokers or dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market.

     Fixed income securities generally are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Fixed income securities having a maturity of less than 60 days are valued at amortized cost.

     Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

   (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     Investment Income and Distributions to Shareholders - Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid quarterly by the Funds. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

                         =============================
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
                         =============================

     In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.

     Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

     At December 31, 2000, there were no receivables for securities sold or payables for securities purchased for the Funds.

     Federal Income Taxes - No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Funds do not have available capital loss carryforwards for federal income tax purposes.

     Use of Estimates - Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2   Investment Transactions

    For the year ended December 31, 2000, investment transactions (excluding short-term securities) were as follows:

                                                   Basic         Value
                                                   Value     International
--------------------------------------------------------------------------
Purchases of investment securities                $16,641      $ 7,499
--------------------------------------------------------------------------
Proceeds from sales and maturities
  of investment securities                        $46,636      $19,104

     At December 31, 2000, cost, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                   Basic         Value
                                                   Value     International
--------------------------------------------------------------------------
Unrealized appreciation                           $13,225      $  7,952
Unrealized depreciation                            (2,047)       (2,553)
--------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)        $11,178      $  5,399
--------------------------------------------------------------------------
Federal income tax cost of investments            $29,344      $ 26,606
--------------------------------------------------------------------------

3   Repurchase Agreements

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

                         =============================
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
                         =============================


4   Financial Instruments

     Emerging Market Securities - Value International may invest in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Forward Foreign Currency Contracts - Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

     For the year ended December 31, 2000, the Funds had not entered into any forward currency contracts.

5   Line of Credit

     The Funds, along with certain funds distributed by Legg Mason Wood Walker, Incorporated ("LMWW"), an affiliate of the Adviser, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2000, the Funds had no borrowings under the Credit Agreement.

6   Transactions With Affiliates and Related Parties

     The officers of the Trust are shareholders or employees of the Adviser or LMWW. LMWW is affiliated with the Adviser through their common parent company, Legg Mason, Inc. The Adviser became a wholly owned subsidiary of Legg Mason, Inc. in January 1996. Bartlett Capital Trust's investments were managed by the Adviser under the terms of a Management Agreement.

     On July 15, 1997, the shareholders of the Trust approved an Investment Management and Administration Agreement ("Agreement"). Under the Agreement, the Adviser receives for its services an advisory fee from each Fund, computed daily and payable monthly at annual rates of each Fund's average daily net assets.

     The Adviser has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                                    Basic        Value
                                                    Value    International
--------------------------------------------------------------------------------
Advisory Fee                                         0.75%       1.25%
--------------------------------------------------------------------------------
Expense Limitation
  Class A                                            1.15%       1.80%
  Class C                                            1.90%       2.55%
  Class Y                                            0.90%       1.55%
--------------------------------------------------------------------------------

                   ========================================

                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

                   ========================================

   Fees in excess of these limits will be waived through April 30, 2001. For all classes of the Funds, advisory fees waived for the year ended December 31, 2000, and amounts due to the Adviser at December 31, 2000, were as follows:

                            Basic         Value
                            Value         International
=======================================================
Advisory Fees Waived        $244          $187
-------------------------------------------------------
Advisory Fees Payable       $ --          $ --
-------------------------------------------------------

   LM Financial Partners, Inc., distributor of the Funds and an affiliate of the Adviser, receives from each Fund an annual service fee of 0.25% of the average daily net assets of each Fund's Class A shares and distribution and service fees at an annual rate of 0.75% and 0.25%, respectively, of average daily net assets of each Fund's Class C shares. These fees are calculated daily and paid monthly. At December 31, 2000, distribution and service fees of $11 were waived for Value International. No distribution or service fee waiver was necessary for Basic Value.
   LMWW has an agreement with the funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMWW the following amounts for the year ended December 31, 2000: Basic Value, $4; and Value International, $4.

[7] Fund Share Transactions
    The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series, all without par value. Shares of two series, consisting of the Funds, have been authorized. The shares of beneficial interest of each Fund are divided into three classes, designated Class A, Class C and Class Y shares. Share transactions are shown on the following page.

                                                   Reinvestment
                                 Sold           of Distributions       Repurchased            Net Change
                        ---------------------  ------------------   -----------------    -------------------
                         Shares       Amount     Shares   Amount     Shares    Amount      Shares    Amount
============================================================================================================
Basic Value
-- Class A Shares
   Year Ended
    December 31, 2000      204     $ 2,597         864    $10,328    (2,507)  $(33,418)   (1,439)  $(20,493)
    December 31, 1999      289       4,669         898     13,049    (2,667)   (46,524)   (1,480)   (28,806)

-- Class C Shares
   Year Ended
    December 31, 2000        3     $    41          12    $   140       (47)  $   (648)      (32)  $   (467)
    December 31, 1999       28         497          17        232       (84)    (1,393)      (39)      (664)

-- Class Y Shares
   Year Ended
    December 31, 2000       --     $    --           7    $    78       (36)  $  (506)       (29)  $   (428)
    December 31, 1999        2          29          12        175       (84)   (1,460)       (70)    (1,256)

Value International
-- Class A Shares
   Year Ended
    December 31, 2000     1,315    $16,834         114    $ 1,339    (2,095)  $(27,080)     (666)  $ (8,907)
    December 31, 1999       398      4,823         127      1,538    (1,840)   (21,988)   (1,315)   (15,627)

-- Class C Shares
   Year Ended
    December 31, 2000        22    $   268          11    $   122       (74)  $   (974)      (41)  $   (584)
    December 31, 1999        40        499          12        146      (112)    (1,350)      (60)      (705)

-- Class Y Shares
   Year Ended
    December 31, 2000        --    $    --           6    $    69       (68)  $   (915)      (62)  $   (846)
    December 31, 1999         3         38          10        123      (248)    (2,959)     (235)    (2,798)
============================================================================================================

                   ========================================

                       REPORT OF INDEPENDENT ACCOUNTANTS

                   ========================================

To the Trustees of Bartlett Capital Trust and to the Shareholders of Bartlett Basic Value Fund and Bartlett Value International Fund:

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bartlett Basic Value Fund and Bartlett Value International Fund (comprising Bartlett Capital Trust, hereafter referred to as the "Funds") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                      PricewaterhouseCoopers LLP

Baltimore, Maryland
February 2, 2001

                       ================================

                             TRUSTEES AND OFFICERS

                       ================================

--------------------------------------------------------------------------
Lorrence T. Kellar                   Chairman of the Board and Trustee
Edward A. Taber, III                 President and Trustee
A. John W. Campbell                  Trustee
Edmund J. Cashman, Jr.               Trustee
Henri Deegenaar                      Trustee
William P. Sheehan                   Trustee
Prinz Wolfgang Ysenburg              Trustee
Marie K. Karpinski, CPA              Vice President, Treasurer and Secretary
Madelynn M. Matlock, CFA             Vice President
James A. Miller, CFA                 Vice President
Donna M. Prieshoff                   Vice President
James B. Reynolds, CFA               Vice President
Thomas A. Steele, CPA                Assistant Treasurer and Assistant Secretary
--------------------------------------------------------------------------------
Investment Adviser                   Bartlett & Co.
                                     Cincinnati, Ohio
Custodian                            State Street Bank & Trust Company
                                     Boston, Massachusetts
Transfer Agent                       Boston Financial Data Services
                                     Boston, Massachusetts
Independent Accountants              PricewaterhouseCoopers LLP
                                     Baltimore, Maryland
Legal Counsel                        Kirkpatrick & Lockhart LLP
                                     Washington, DC

--------------------------------------------------------------------------------

                                Bartlett & Co.
                        ------------------------------
                        REGISTERED INVESTMENT ADVISORS

36 East Fourth Street, Cincinnati, OH 45202-3896 . 513-345-6212 . 800-800-3609 .
                               FAX 513-621-6462